Debt (Tables)	May 20, 2020
Debt Disclosure [Abstract]
Schedule of Annual Principal and Interest Payments Due Under Term Loan
As of December 31, 2019, annual principal and interest payments due under the 2019 term loan are as follows:

Year	Aggregate Minimum Payments (in thousands)
2020	2,736
2021	14,611
2022	14,816
2023	13,903
2024	3,018

Total	$49,084
Less interest	(7,182)
Less unamortized portion of final payment	(1,726)

Total	$40,176

Summary of Carrying Value of Convertible Notes
The table below summarizes the carrying value of the 2024 Convertible Notes as of December 31, 2019:

(in thousands)
Gross proceeds	$201,250
Portion of proceeds allocated to equity component (additional paid-in capital)	(64,541)
Debt issuance costs	(6,470)
Portion of issuance costs allocated to equity component (additional paid-in capital)	2,075
Amortization of debt discount and debt issuance costs	21,099

Carrying value 2024 Convertible Notes	$153,413